Warrants - Change in fair value (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Warrant liability, beginning balance	£ 434
Warrant liability, ending balance	287	£ 434
Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Warrant liability, beginning balance	434	907
Change in fair value recognized in profit or loss	(120)	(479)
Foreign exchange movements	(27)	6
Warrant liability, ending balance	£ 287	£ 434